UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2008 – June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009
     TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Security:	881624209	Agenda Number:	932949398
Ticker:	TEVA	Meeting Type:	Special
ISIN:	US8816242098	Meeting Date:	25-Sep-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors (Majority Voting)	Mgmt	For	For
     TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Security:	881624209	Agenda Number:	933094384
Ticker:	TEVA	Meeting Type:	Annual
ISIN:	US8816242098	Meeting Date:	22-Jun-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Dividends	Mgmt	For	For

2A	Election of Directors (Majority Voting)	Mgmt	For	For

2B	Election of Directors (Majority Voting)	Mgmt	For	For

2C	Election of Directors (Majority Voting)	Mgmt	For	For

2D	Election of Directors (Majority Voting)	Mgmt	For	For

2E	Election of Directors (Majority Voting)	Mgmt	For	For

03	Approve Remuneration of Directors and Auditors	Mgmt	For	For

     WELLPOINT, INC.

Security:	94973V107	Agenda Number:	933031255
Ticker:	WLP	Meeting Type:	Annual
ISIN:	US94973V1070	Meeting Date:	20-May-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
1A	Election of Directors (Majority Voting)	Mgmt	No vote

1B	Election of Directors (Majority Voting)	Mgmt	No vote

1C	Election of Directors (Majority Voting)	Mgmt	No vote

1D	Election of Directors (Majority Voting)	Mgmt	No vote

1E	Election of Directors (Majority Voting)	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

03	Approve Stock Compensation Plan	Mgmt	No vote

04	Adopt Employee Stock Purchase Plan	Mgmt	No vote

05	Miscellaneous Shareholder Proposal	Shr	No vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Special Situations Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, President (Principal Executive Officer)

Date	August 17, 2009

*	Print the name and title of each signing officer under his or her signature.